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                       SECURITIES AND EXCHANGE COMMISSION
                                   FORM 13F-E


Report for the Calendar Year or Quarter Ended:    12/31/97


Institutional Investment Manager:

INVESTOR AB
ARSENALSGATAN 8C, S-103 32
STOCKHOLM                                         V7            NA


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

            INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS
                        PURSUANT TO SECTION 13(F) OF THE
              SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

               Report for the Calendar Year or Quarter Ended December 31, 1997.

If amended report check here:  [    ]

INVESTOR AB
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Name of Institutional Investment Manager

ARSENALSGATAN 8C, S - 103 32        STOCKHOLM             SWEDEN
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Business Address

MR. FREDRIK NILERT (212-508-0900), VICE PRESIDENT, TREASURER AND SECRETARY OF INVESTOR INTERNATIONAL (U.S.), INC.
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Name, Phone No. and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION
 INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
              VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78FF(A).

        The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

        Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and the State of New York on the 14th day of February, 1998.


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                                         INVESTOR AB
                                         ------------------------------------
                                         (Name of Institutional Investment
                                          Manager)



                                         ------------------------------------
                                         (Manual Signature of Person Duly
                                         Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


NAME:                                                     13F FILE NO.:

1.  AB CATOR

2.  EXTORIA TRADE AB

3.  INVESTOR INTERNATIONAL (U.S.), INC.

4.  INVESTOR INVESTMENTS AB

5.  INVESTORS TRADING AB

6.  INVESTOR UK, LTD.

7.  SAAB SCANIA AB


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Name, Title and Telephone Number of Person Submitting Report:

    FREDRIK NILERT                 VP, TREAS., & SEC.           (212) 508-0900


Signature, Place and Date of Signing:

/s/ FREDRIK NILERT                 NEW YORK                     NY    02/13/98






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                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE   SHARED    NONE

REPORT SUMMARY                  0 DATA RECORDS                   0            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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